AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 97.5%
Common Stocks
Aerospace & Defense — 3.0%
Northrop Grumman Corp.	15,158	$6,672,400
RTX Corp.	109,230	7,861,283
		14,533,683
Air Freight & Logistics — 1.2%
United Parcel Service, Inc. (Class B Stock)	38,502	6,001,307
Automobiles — 0.8%
General Motors Co.	125,983	4,153,660
Banks — 3.9%
JPMorgan Chase & Co.	96,834	14,042,867
PNC Financial Services Group, Inc. (The)	40,552	4,978,569
		19,021,436
Beverages — 3.4%
Coca-Cola Co. (The)	166,589	9,325,652
Diageo PLC (United Kingdom)	201,500	7,428,927
		16,754,579
Biotechnology — 1.0%
Gilead Sciences, Inc.	66,700	4,998,498
Chemicals — 5.0%
Linde PLC	42,810	15,940,304
PPG Industries, Inc.	65,329	8,479,704
		24,420,008
Commercial Services & Supplies — 1.4%
Waste Management, Inc.	46,083	7,024,893
Communications Equipment — 1.1%
Cisco Systems, Inc.	102,461	5,508,303
Construction Materials — 2.4%
Vulcan Materials Co.	59,541	12,028,473
Consumer Finance — 1.2%
Capital One Financial Corp.	59,600	5,784,180
Electric Utilities — 1.6%
Edison International	125,094	7,917,199
Entertainment — 0.7%
Walt Disney Co. (The)*	40,635	3,293,467
Financial Services — 8.0%
Apollo Global Management, Inc.	223,568	20,067,464
Mastercard, Inc. (Class A Stock)	20,278	8,028,263
Visa, Inc. (Class A Stock)(a)	48,415	11,135,934
		39,231,661
Food Products — 3.9%
Mondelez International, Inc. (Class A Stock)	154,921	10,751,517
Nestle SA, ADR	74,428	8,423,017
		19,174,534
Ground Transportation — 1.8%
Union Pacific Corp.	42,845	8,724,527
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies — 2.8%
Becton, Dickinson & Co.	53,355	$13,793,868
Health Care Providers & Services — 2.2%
UnitedHealth Group, Inc.	21,316	10,747,314
Household Products — 2.1%
Procter & Gamble Co. (The)	69,130	10,083,302
Insurance — 4.6%
American International Group, Inc.	72,609	4,400,106
MetLife, Inc.	113,029	7,110,654
Travelers Cos., Inc. (The)	66,481	10,857,012
		22,367,772
Media — 3.1%
Comcast Corp. (Class A Stock)	348,314	15,444,243
Metals & Mining — 0.9%
Freeport-McMoRan, Inc.	123,551	4,607,217
Multi-Utilities — 3.0%
Sempra	217,692	14,809,587
Oil, Gas & Consumable Fuels — 10.3%
Chesapeake Energy Corp.(a)	62,110	5,355,745
Enbridge, Inc. (Canada)(a)	408,931	13,572,420
EQT Corp.(a)	132,877	5,392,149
Pioneer Natural Resources Co.	36,932	8,477,741
Williams Cos., Inc. (The)	526,303	17,731,148
		50,529,203
Pharmaceuticals — 5.3%
Johnson & Johnson	62,952	9,804,774
Merck & Co., Inc.	102,083	10,509,445
Pfizer, Inc.	174,733	5,795,893
		26,110,112
Residential REITs — 1.8%
AvalonBay Communities, Inc.	50,034	8,592,839
Semiconductors & Semiconductor Equipment — 3.7%
Broadcom, Inc.	11,056	9,182,893
Intel Corp.	162,928	5,792,090
Texas Instruments, Inc.	21,116	3,357,655
		18,332,638
Software — 8.4%
Microsoft Corp.	76,356	24,109,407
Oracle Corp.	80,138	8,488,217
SAP SE (Germany), ADR(a)	68,532	8,862,558
		41,460,182
Specialized REITs — 2.6%
American Tower Corp.	48,461	7,969,411
Public Storage	18,200	4,796,064
		12,765,475
Specialty Retail — 2.2%
Home Depot, Inc. (The)	35,258	10,653,557
Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.	73,169	12,527,264
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AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services — 1.5%
T-Mobile US, Inc.*	52,600	$7,366,630

Total Long-Term Investments (cost $424,708,770)		478,761,611
Short-Term Investments — 9.3%
Affiliated Mutual Fund — 9.1%
PGIM Institutional Money Market Fund (cost $44,634,024; includes $44,468,067 of cash collateral for securities on loan)(b)(wb)	44,657,334	44,630,539
Unaffiliated Fund — 0.2%
Fidelity Government Portfolio (Institutional Shares)	1,031,165	1,031,165
(cost $1,031,165)

Total Short-Term Investments (cost $45,665,189)		45,661,704

TOTAL INVESTMENTS—106.8% (cost $470,373,959)		524,423,315

Liabilities in excess of other assets — (6.8)%		(33,340,209)

Net Assets — 100.0%		$491,083,106

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $43,400,749; cash collateral of $44,468,067 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2